Average Annual Total Returns - First Trust Low Duration Opportunities ETF	First Trust Low Duration Opportunities ETF 1 Year	First Trust Low Duration Opportunities ETF 5 Years	First Trust Low Duration Opportunities ETF Since Inception	First Trust Low Duration Opportunities ETF Inception Date	First Trust Low Duration Opportunities ETF After tax on distributions 1 Year	First Trust Low Duration Opportunities ETF After tax on distributions 5 Years	First Trust Low Duration Opportunities ETF After tax on distributions Since Inception	First Trust Low Duration Opportunities ETF After tax on distributions and sale of fund shares 1 Year	First Trust Low Duration Opportunities ETF After tax on distributions and sale of fund shares 5 Years	First Trust Low Duration Opportunities ETF After tax on distributions and sale of fund shares Since Inception	ICE BofA 1-5 Year US Treasury & Agency Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA 1-5 Year US Treasury & Agency Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA 1-5 Year US Treasury & Agency Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.81%	3.18%	3.22%	Nov. 04, 2014	0.88%	2.06%	2.06%	1.07%	1.95%	1.96%	4.22%	2.33%	2.05%